January 15, 2010

Via Edgar Transmission and Federal Express

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Mail Stop 3628

Attention: Perry Hindin, Esq.

Re:	Schedule 13D/A filed January 5, 2009 Filed by Saunders Acquisition Corporation File No. 005-37836

Dear Mr. Hindin:

In response to an oral comment from you on January 11, 2009 with respect to Amendment No. 1 to Schedule 13D filed on January 5, 2009 by Saunders Acquisition Corporation (“Acquisition Company”), Acquisition Company has filed today Amendment No. 2 to its Schedule 13D initially filed on December 21, 2009, and Barry J. Lipsky, Toshihide Hokari and Frank A. Musto, the officers and directors of Acquisition Company (collectively with Acquisition Company, the “Reporting Persons”), have been added as joint Reporting Persons.

In addition, we have filed as EDGAR correspondence annexed to this letter a written acknowledgment from each of the Reporting Persons as requested.

If you have any questions regarding any of our responses, please feel free to call me at (212) 209-3058.

Very truly yours,

/s/ David A. Boillot
David A. Boillot

January 15, 2010

Via Edgar Transmission and Federal Express

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Mail Stop 3628

Attention: Perry Hindin, Esq.

Re:	Schedule 13D filed December 21, 2009

Filed by Saunders Acquisition Corporation

Schedule 13D/A filed January 5, 2009

Filed by Saunders Acquisition Corporation

File No. 005-37836

Dear Mr. Hindin:

Saunders Acquisition Corporation (“Acquisition Company”), together with Barry J. Lipsky, Toshihide Hokari and Frank A. Musto, the officers and directors of Acquisition Company (collectively with Acquisition Company, the “Reporting Persons”), have filed today Amendment No. 2 (the “Filing”) to the Schedule 13D initially filed by Acquisition Company on December 21, 2009. Each of the Reporting Persons acknowledges that (i) such Reporting Person is responsible for the adequacy and accuracy of the disclosure in the Filing; (ii) staff comments or changes made in response to staff comments do not foreclose the Commission from taking any action with respect to the Filing; and (iii) such Reporting Person may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

SAUNDERS ACQUISITION CORPORATION

By	/s/ Barry J. Lipsky
Name:	Barry J. Lipsky
Title:	President

/s/ Barry J. Lipsky
Barry J. Lipsky

/s/ Toshihide Hokari
Toshihide Hokari

/s/ Frank A. Musto
Frank A. Musto